UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Foundation® Moderate Allocation Fund	December 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 50.42%
US Markets – 26.91%
Communication Services – 0.67%
AT&T	32,520	$928,121
ATN International	1,658	118,597
Verizon Communications	12,800	719,616
		1,766,334
Consumer Discretionary – 2.72%
Amazon.com †	325	488,140
American Eagle Outfitters	7,555	146,038
Aramark	3,730	108,058
BorgWarner	3,090	107,347
Century Communications =†	25,000	0
Charter Communications Class A †	758	216,007
Cheesecake Factory	3,120	135,751
Chuy’s Holdings †	3,465	61,469
Cinemark Holdings	1,990	71,242
Comcast Class A	5,065	172,463
Dollar General	4,393	474,795
Dollar Tree †	12,662	1,143,632
Five Below †	1,490	152,457
Hasbro	5,812	472,225
Home Depot	2,345	402,918
Jack in the Box	1,875	145,556
Liberty Global Class A †	3,053	65,151
Liberty Global Class C †	17,002	350,921
Lowe’s	7,500	692,700
Malibu Boats Class A †	3,443	119,816
Nexstar Media Group Class A	650	51,116
NIKE Class B	2,285	169,410
Starbucks	3,270	210,588
Steven Madden	5,570	168,548
Tenneco Class A	3,530	96,687
Toll Brothers	2,365	77,879
Tractor Supply	1,295	108,055
TripAdvisor †	8,736	471,220
Twenty-First Century Fox Class A	1,980	95,278
Walt Disney	1,980	217,107
		7,192,574
Consumer Staples – 0.70%
Archer-Daniels-Midland	15,200	622,744
Casey’s General Stores	940	120,452
Conagra Brands	1,055	22,535
General Mills	2,965	115,457

NQ-448 [12/18] 2/19 (738383)     1

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
US Markets (continued)
Consumer Staples (continued)
J&J Snack Foods	953	$137,794
Mondelez International Class A	16,773	671,423
PepsiCo	1,425	157,434
		1,847,839
Energy – 1.39%
Carrizo Oil & Gas †	8,975	101,328
Chevron	2,560	278,502
ConocoPhillips	10,300	642,205
EOG Resources	1,640	143,024
Halliburton	28,130	747,695
Keane Group †	8,515	69,653
KLX Energy Services Holdings †	1,150	26,967
Marathon Oil	43,749	627,361
Occidental Petroleum	12,525	768,785
Patterson-UTI Energy	4,455	46,109
Pioneer Energy Services †	21,270	26,162
Pioneer Natural Resources	1,245	163,742
SRC Energy †	1,860	8,742
US Silica Holdings	3,285	33,441
		3,683,716
Financials – 3.76%
Allstate	8,000	661,040
American Equity Investment Life Holding	4,035	112,738
American International Group	17,900	705,439
Bank of New York Mellon	14,900	701,343
BB&T	15,400	667,128
BlackRock	520	204,266
Bryn Mawr Bank	1,560	53,664
Capital One Financial	1,890	142,865
CenterState Bank	5,475	115,194
Charles Schwab	9,256	384,402
City Holding	1,501	101,453
CME Group	1,735	326,388
Comerica	1,680	115,399
East West Bancorp	2,605	113,396
Essent Group †	5,200	177,736
Evercore Class A	1,020	72,991
FCB Financial Holdings
Class A †	2,605	87,476
First Bancorp (North Carolina)	3,100	101,246
First Financial Bancorp	5,266	124,910

2     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
US Markets (continued)
Financials (continued)
First Interstate BancSystem Class A	3,635	$132,896
Great Western Bancorp	4,696	146,750
Hamilton Lane Class A	1,590	58,830
Hope Bancorp	3,880	46,017
Independent Bank	1,620	113,902
Independent Bank Group	2,170	99,321
Intercontinental Exchange	8,059	607,084
JPMorgan Chase & Co.	4,560	445,147
KeyCorp	13,030	192,583
KKR & Co. Class A	24,810	487,020
LendingTree †	315	69,165
Marsh & McLennan	8,700	693,825
MGIC Investment †	24,825	259,669
Old National Bancorp	7,735	119,119
Primerica	1,275	124,580
Prudential Financial	1,340	109,277
Raymond James Financial	1,680	125,009
Reinsurance Group of America	595	83,437
Selective Insurance Group	2,580	157,225
State Street	1,605	101,227
Sterling Bancorp	5,365	88,576
Stifel Financial	3,140	130,059
Travelers	905	108,374
Umpqua Holdings	4,435	70,517
US Bancorp	2,990	136,643
Valley National Bancorp	11,565	102,697
WSFS Financial	3,900	147,849
		9,925,872
Healthcare – 4.50%
Abbott Laboratories	13,470	974,285
Adamas Pharmaceuticals †	7,550	64,477
Allergan	1,070	143,016
Biogen †	1,659	499,226
Brookdale Senior Living †	18,700	125,290
Cardinal Health	13,600	606,560
Catalent †	2,085	65,010
Celgene †	1,740	111,517
Cigna	4,540	862,219
CONMED	2,385	153,117
CryoLife †	4,973	141,134
CVS Health	9,700	635,544

NQ-448 [12/18] 2/19 (738383)     3

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
US Markets (continued)
Healthcare (continued)
DexCom †	1,085	$129,983
Edwards Lifesciences †	1,030	157,765
Illumina †	1,168	350,318
IQVIA Holdings †	5,191	603,038
Johnson & Johnson	7,610	982,071
Ligand Pharmaceuticals
Class B †	930	126,201
Medicines †	5,295	101,346
Merck & Co.	12,730	972,699
Merit Medical Systems †	2,956	164,974
Natera †	5,791	80,842
NuVasive †	2,250	111,510
Pfizer	22,180	968,157
Prestige Consumer Healthcare †	3,899	120,401
Puma Biotechnology †	2,105	42,837
Quest Diagnostics	7,700	641,179
Quidel †	2,805	136,940
Repligen †	3,110	164,021
Retrophin †	6,300	142,569
Spark Therapeutics †	1,475	57,732
Spectrum Pharmaceuticals †	6,130	53,638
Supernus Pharmaceuticals †	1,905	63,284
Tabula Rasa HealthCare †	820	52,283
Thermo Fisher Scientific	945	211,482
Ultragenyx Pharmaceutical †	645	28,045
UnitedHealth Group	1,810	450,907
Vanda Pharmaceuticals †	6,860	179,252
Vertex Pharmaceuticals †	970	160,739
West Pharmaceutical Services	910	89,207
Wright Medical Group †	6,545	178,155
		11,902,970
Industrials – 2.28%
ABM Industries	3,945	126,674
Applied Industrial Technologies	2,805	151,302
ASGN †	1,450	79,025
Barnes Group	2,752	147,562
BrightView Holdings †	3,175	32,417
Casella Waste Systems Class A †	4,655	132,621
Columbus McKinnon	4,213	126,980
Continental Building Products †	6,080	154,736
Eaton	1,540	105,736

4     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
US Markets (continued)
Industrials (continued)
ESCO Technologies	1,749	$115,347
Federal Signal	6,110	121,589
FedEx	1,954	315,239
Gates Industrial †	3,250	43,030
Granite Construction	2,723	109,682
Hawaiian Holdings	1,920	50,707
Honeywell International	910	120,229
Hub Group Class A †	1,375	50,971
Ingersoll-Rand	875	79,826
Kadant	1,791	145,895
KeyW Holding †	3,225	21,575
Kforce	1,749	54,079
Knight-Swift Transportation Holdings	2,776	69,594
Lockheed Martin	445	116,519
MasTec †	1,980	80,309
MYR Group †	4,555	128,314
Navigant Consulting	4,790	115,199
Northrop Grumman	2,500	612,250
Oshkosh	1,165	71,426
Parker-Hannifin	1,390	207,305
Raytheon	3,900	598,065
Rockwell Automation	330	49,658
Southwest Airlines	2,470	114,806
Tetra Tech	2,595	134,343
Union Pacific	2,020	279,225
United Technologies	2,010	214,025
US Ecology	1,770	111,475
WageWorks †	2,033	55,216
Waste Management	8,000	711,920
Woodward	795	59,061
		6,013,932
Information Technology – 4.64%
Accenture Class A	1,235	174,147
Adobe †	855	193,435
Alphabet Class A †	865	903,890
Alphabet Class C †	152	157,413
Analog Devices	1,465	125,741
Anixter International †	1,745	94,771
Apple	4,055	639,636
Applied Materials	10,737	351,529
Arista Networks †	1,461	307,833

NQ-448 [12/18] 2/19 (738383)     5

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
US Markets (continued)
Information Technology (continued)
Arlo Technologies †	3,125	$31,187
Autodesk †	3,056	393,032
Belden	1,980	82,705
Blackbaud	795	50,005
Broadcom	960	244,109
Brooks Automation	4,565	119,512
Cisco Systems	20,665	895,414
ExlService Holdings †	3,005	158,123
Facebook Class A †	1,625	213,021
GrubHub †	345	26,499
II-VI †	3,855	125,133
Intel	21,670	1,016,973
j2 Global	2,370	164,431
MACOM Technology Solutions Holdings †	1,581	22,940
Mastercard Class A	2,077	391,826
MaxLinear †	8,300	146,080
Microsoft	15,579	1,582,359
Mimecast †	365	12,275
NETGEAR †	2,145	111,604
Oracle	14,900	672,735
Paycom Software †	310	37,959
PayPal Holdings †	5,174	435,082
Plantronics	1,965	65,041
Proofpoint †	445	37,295
PTC †	1,385	114,817
Q2 Holdings †	3,190	158,065
Rapid7 †	2,245	69,954
salesforce.com †	1,610	220,522
Semtech †	2,920	133,940
ServiceNow †	440	78,342
Silicon Laboratories †	1,170	92,208
SS&C Technologies Holdings	2,490	112,324
SYNNEX	364	29,426
Take-Two Interactive Software †	4,297	442,333
Tyler Technologies †	875	162,593
Visa Class A	4,212	555,731
Yelp †	2,675	93,598
		12,247,588
Materials – 0.80%
Axalta Coating Systems †	2,325	54,452
Balchem	925	72,474

6     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
US Markets (continued)
Materials (continued)
Boise Cascade	4,720	$112,572
Coeur Mining †	13,980	62,491
DowDuPont	15,881	849,316
Eastman Chemical	2,215	161,939
Kaiser Aluminum	1,605	143,310
Minerals Technologies	2,645	135,794
Neenah	2,435	143,470
Quaker Chemical	755	134,171
Westrock	2,694	101,725
Worthington Industries	3,920	136,573
		2,108,287
Real Estate – 4.89%
American Tower	2,050	324,289
Apartment Investment & Management Class A	4,275	187,587
Armada Hoffler Properties	4,705	66,152
AvalonBay Communities	3,175	552,609
Boston Properties	3,975	447,386
Brandywine Realty Trust	27,125	349,099
Brixmor Property Group	5,260	77,269
Camden Property Trust	750	66,037
Cousins Properties	19,155	151,325
Crown Castle International	2,067	224,538
Douglas Emmett	8,475	289,252
EastGroup Properties	1,655	151,813
Empire State Realty Trust Class A	2,275	32,373
Equity LifeStyle Properties	2,325	225,827
Equity Residential	17,870	1,179,599
Essex Property Trust	1,850	453,639
Extra Space Storage	2,150	194,532
Federal Realty Investment Trust	1,150	135,746
First Industrial Realty Trust	15,170	437,806
Highwoods Properties	4,775	184,745
Host Hotels & Resorts	15,350	255,885
JBG SMITH Properties	2,362	82,221
Kilroy Realty	2,875	180,780
Kimco Realty	9,975	146,134
Kite Realty Group Trust	10,595	149,284
Lexington Realty Trust	9,875	81,074
Liberty Property Trust	350	14,658
LTC Properties	125	5,210
Macerich	2,525	109,282

NQ-448 [12/18] 2/19 (738383)     7

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
US Markets (continued)
Real Estate (continued)
Mack-Cali Realty	5,980	$117,148
Mid-America Apartment Communities	2,168	207,478
National Retail Properties	3,650	177,061
Omega Healthcare Investors	3,025	106,329
Pebblebrook Hotel Trust	8,816	249,589
Physicians Realty Trust	4,280	68,608
Prologis	15,784	926,836
PS Business Parks	1,300	170,300
Public Storage	2,325	470,603
Regency Centers	6,065	355,894
Retail Value	738	18,885
RLJ Lodging Trust	5,100	83,640
RPT Realty	19,110	228,365
Sabra Health Care REIT	400	6,592
Simon Property Group	6,925	1,163,331
SITE Centers	7,287	80,667
SL Green Realty	3,350	264,918
Spirit MTA REIT	1,252	8,927
Spirit Realty Capital	2,505	88,301
Tanger Factory Outlet Centers	4,950	100,089
Taubman Centers	1,225	55,725
UDR	7,550	299,131
Urban Edge Properties	2,150	35,733
Ventas	7,000	410,130
Vornado Realty Trust	4,775	296,193
Welltower	2,475	171,790
		12,918,414
Utilities – 0.56%
Edison International	11,400	647,178
NorthWestern	3,715	220,820
PPL	7,610	215,591
South Jersey Industries	6,330	175,974
Spire	2,885	213,721
		1,473,284
Total US Markets (cost $50,846,414)		71,080,810
Developed Markets – 15.53%§
Communication Services – 0.45%
Nippon Telegraph & Telephone	17,430	711,132
Tele2 Class B	36,450	464,876
		1,176,008

8     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
Developed Markets§ (continued)
Consumer Discretionary – 3.00%
Bandai Namco Holdings	3,300	$148,168
Bayerische Motoren Werke	7,629	618,751
Cie Generale des Etablissements Michelin	7,090	704,296
Denso	2,400	106,242
Genting Singapore	170,000	121,611
Hermes International	185	102,760
HUGO BOSS	1,340	82,603
Industria de Diseno Textil	3,700	94,748
Kering	1,323	623,915
Luxottica Group	1,745	103,342
LVMH Moet Hennessy Louis Vuitton	490	144,958
Nitori Holdings	674	84,412
Oriental Land	1,100	110,626
Persimmon	2,780	68,387
Playtech	111,886	549,048
Publicis Groupe	3,970	227,795
Sony	5,200	250,690
Stanley Electric	5,100	142,670
Swatch Group	320	93,395
Techtronic Industries	160,000	850,010
Toho	3,300	119,569
Toyota Motor	16,988	983,377
USS	6,800	114,093
Valeo	9,128	266,794
Vivendi	7,430	181,155
WPP	8,190	88,376
Yue Yuen Industrial Holdings	297,500	951,711
		7,933,502
Consumer Staples – 2.01%
Aeon	6,700	130,959
Anheuser-Busch InBev	1,150	76,026
Asahi Group Holdings	2,300	89,134
Carlsberg Class B	6,926	736,782
Chocoladefabriken Lindt & Spruengli	28	173,988
Coca-Cola Amatil	21,521	124,147
Coca-Cola European Partners	3,000	138,315
Coca-Cola HBC †	3,930	122,825
Diageo	3,430	122,194
Essity Class B	3,500	86,035
Imperial Brands	29,685	899,374
Jeronimo Martins	5,810	68,831

NQ-448 [12/18] 2/19 (738383)     9

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
Developed Markets§ (continued)
Consumer Staples (continued)
Koninklijke Ahold Delhaize	8,110	$205,122
L’Oreal	1,130	260,493
Matsumotokiyoshi Holdings	14,200	436,604
Nestle	4,205	341,290
Reckitt Benckiser Group (United Kingdom)	800	61,313
Sundrug	3,400	101,249
Suntory Beverage & Food	2,800	126,427
Tate & Lyle	16,800	141,328
Treasury Wine Estates	10,700	111,541
Unicharm	4,000	129,368
Unilever	1,780	93,213
Unilever CVA	2,990	162,451
WH Group 144A #	152,500	117,435
Wm Morrison Supermarkets	30,000	81,543
Woolworths Group	8,720	180,696
		5,318,683
Energy – 0.53%
Caltex Australia	4,975	89,286
Galp Energia	7,400	116,962
Neste	1,550	120,005
Suncor Energy	15,600	435,708
TOTAL	12,285	650,008
		1,411,969
Financials – 2.17%
AIA Group	46,400	385,161
AXA	31,845	688,061
Banco Espirito Santo
Class R =†	370,000	0
Banco Santander	103,927	473,082
Bank Leumi Le-Israel	22,050	133,272
DBS Group Holdings	7,900	137,313
ING Groep	48,927	527,507
Investec	22,200	124,814
Kinnevik Class B	4,250	102,847
Mediobanca Banca di Credito Finanziario	8,480	71,753
Mitsubishi UFJ Financial Group	156,254	766,841
Nordea Bank	86,518	728,326
Prudential	10,700	191,208
Raiffeisen Bank International	4,200	107,171
Standard Chartered	75,961	589,924
UniCredit	36,795	416,773

10     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
Developed Markets§ (continued)
Financials (continued)
United Overseas Bank	15,300	$275,814
		5,719,867
Healthcare – 1.82%
Astellas Pharma	12,600	160,986
BeiGene ADR †	400	56,104
CSL	1,750	228,231
Fresenius SE & Co.	2,895	139,927
Koninklijke Philips	24,446	866,318
Lonza Group †	490	127,378
Merck	1,360	139,988
Novartis	11,552	989,363
Novo Nordisk Class B	3,220	147,885
Roche Holding	2,130	528,791
Sanofi	5,449	472,360
Shire	10,700	623,267
Smith & Nephew	9,100	169,807
Sumitomo Dainippon Pharma	5,100	162,641
		4,813,046
Industrials – 3.23%
ABB	7,730	147,613
AGC	3,500	108,790
Brenntag	1,990	86,862
Cie de Saint-Gobain	3,325	111,108
Deutsche Post	28,887	788,881
East Japan Railway	6,566	579,844
Eiffage	1,190	99,477
Elbit Systems	790	90,595
Fraport Frankfurt Airport Services Worldwide	1,660	118,803
Fuji Electric	3,400	100,138
Intertek Group	1,895	115,938
ITOCHU	64,586	1,096,850
Japan Airlines	3,400	120,500
KION Group	1,950	99,165
Leonardo	36,945	325,494
Meggitt	85,339	512,321
MINEBEA MITSUMI	58,500	843,571
Mitsubishi Electric	9,500	104,762
Qantas Airways	31,300	127,647
Rolls-Royce Holdings =†	449,880	516
Rolls-Royce Holdings †	9,780	103,464
Safran	1,905	230,052

NQ-448 [12/18] 2/19 (738383)     11

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
Developed Markets§ (continued)
Industrials (continued)
Schneider Electric	2,100	$143,691
Shimizu	15,600	126,905
Siemens	2,750	306,904
Teleperformance	2,568	410,743
Tokyu	9,800	160,142
Vestas Wind Systems	2,536	191,972
Vinci	9,173	756,928
Volvo Class B	11,533	151,014
West Japan Railway	2,200	155,433
Wolters Kluwer	3,530	208,939
		8,525,062
Information Technology – 1.16%
Amadeus IT Group	2,405	167,646
ASM Pacific Technology	13,000	125,260
ASML Holding (New York Shares)	1,650	259,299
Capgemini	1,430	142,215
CGI Group Class A †	11,336	693,346
Computershare	11,150	135,002
Hitachi	14,000	371,144
Infineon Technologies	7,135	142,855
InterXion Holding †	2,330	126,193
Nice †	1,320	141,983
Omron	3,400	123,256
Sage Group	13,900	106,550
SAP	1,720	170,709
Seiko Epson	8,400	117,320
Tokyo Electron	1,100	123,832
Trend Micro †	2,000	108,071
		3,054,681
Materials – 0.86%
Air Liquide	1,785	221,798
Alamos Gold Class A	27,373	98,448
BASF	1,250	87,067
BlueScope Steel	11,470	88,545
Covestro 144A #	1,780	88,154
CRH	5,265	139,348
Givaudan	91	210,999
Koninklijke DSM	1,655	135,466
Kuraray	9,000	126,581
Norsk Hydro	16,750	75,895
Rio Tinto	12,573	597,753

12     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
Developed Markets§ (continued)
Materials (continued)
Shin-Etsu Chemical	2,300	$176,716
South32	62,000	146,294
Yamana Gold	36,836	86,613
		2,279,677
Real Estate – 0.14%
Daito Trust Construction	1,100	150,594
Klepierre	3,325	102,707
Mirvac Group	71,900	113,440
		366,741
Utilities – 0.16%
National Grid	30,194	294,104
Tokyo Gas	5,500	139,107
		433,211
Total Developed Markets (cost $36,674,405)		41,032,447
Emerging Markets X – 7.98%
Communication Services – 1.07%
America Movil Class L ADR	6,246	89,005
China Mobile	39,715	382,163
China Mobile ADR	10,000	480,000
LG Uplus	11,296	178,524
Mobile TeleSystems PJSC ADR	9,000	63,000
SK Telecom ADR	45,700	1,224,760
Telefonica Brasil ADR	10,655	127,114
TIM Participacoes ADR	10,500	161,070
Turkcell Iletisim Hizmetleri ADR	14,837	83,384
VEON ADR	18,714	43,791
		2,832,811
Consumer Discretionary – 0.54%
Arcos Dorados Holdings
Class A	23,300	184,070
Astra International	406,000	232,594
B2W Cia Digital †	53,734	582,572
Grupo Televisa ADR	14,075	177,063
Hyundai Motor	1,008	107,010
JD.com ADR †	6,600	138,138
		1,421,447
Consumer Staples – 0.95%
Atacadao Distribuicao Comercio e Industria	19,700	91,949
BRF ADR †	28,960	164,493
China Mengniu Dairy †	88,000	274,210

NQ-448 [12/18] 2/19 (738383)     13

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
Emerging Markets X (continued)
Consumer Staples (continued)
Cia Brasileira de Distribuicao ADR	8,300	$172,391
Cia Cervecerias Unidas ADR	3,900	98,007
Coca-Cola Femsa ADR	6,730	409,453
Fomento Economico Mexicano ADR	1,925	165,646
Lotte Chilsung Beverage	89	111,669
Lotte Confectionery	367	49,645
Tingyi Cayman Islands Holding	187,724	250,762
Tsingtao Brewery Class H	26,000	104,923
Uni-President China Holdings	372,600	323,566
Wal-Mart de Mexico	53,062	134,952
X5 Retail Group GDR	6,589	163,275
		2,514,941
Energy – 1.33%
China Petroleum & Chemical Class H	232,200	165,762
CNOOC ADR	700	106,715
Gazprom PJSC ADR	66,250	293,421
LUKOIL PJSC ADR	5,400	385,236
Petroleo Brasileiro ADR	25,819	335,905
Reliance Industries GDR 144A #	61,405	1,955,749
Rosneft Oil PJSC GDR	43,227	267,143
		3,509,931
Financials – 1.03%
Akbank T.A.S.	131,410	170,330
Banco Bradesco ADR	22,102	218,589
Banco Santander Brasil ADR	9,500	105,735
Banco Santander Mexico ADR	28,500	175,560
China Construction Bank Class H	292,000	240,894
Grupo Financiero Banorte	17,500	85,426
Industrial & Commercial Bank of China Class H	558,000	398,342
Itau Unibanco Holding ADR	31,564	288,495
KB Financial Group ADR	5,316	223,166
Ping An Insurance Group Co. of China Class H	34,500	304,664
Samsung Life Insurance	2,564	187,619
Sberbank of Russia PJSC	117,002	312,845
		2,711,665
Healthcare – 0.09%
Dr Reddy’s Laboratories	3,089	115,768
Genscript Biotech †	46,000	62,034
Hypera	7,800	60,778
		238,580

14     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continue)
Emerging Markets X (continued)
Industrials – 0.08%
Gol Linhas Aereas Inteligentes ADR †	10,621	$143,915
Lotte	1,668	78,806
		222,721
Information Technology – 2.68%
Alibaba Group Holding ADR †	7,211	988,412
Baidu ADR †	2,000	317,200
Hon Hai Precision Industry	149,582	344,254
Mail.Ru Group GDR †	3,962	92,949
MediaTek	55,000	409,338
NAVER	685	75,073
Samsung Electronics	32,538	1,132,704
SINA †	8,700	466,668
SK Hynix	13,413	731,230
Sohu.com ADR †	11,300	196,846
Taiwan Semiconductor Manufacturing	94,069	683,057
Taiwan Semiconductor Manufacturing ADR	4,700	173,477
Tencent Holdings	27,400	1,098,729
Weibo ADR †	1,580	92,319
WNS Holdings ADR †	4,186	172,714
Yandex Class A †	3,400	92,990
		7,067,960
Materials – 0.16%
Cemex ADR †	16,026	77,245
Cia de Minas Buenaventura ADR	14,600	236,812
Impala Platinum Holdings †	6,822	17,392
UltraTech Cement	1,577	90,149
		421,598
Real Estate – 0.05%
Etalon Group GDR 144A #	20,100	32,763
IRSA Inversiones y
Representaciones ADR †	5,300	69,218
IRSA Propiedades Comerciales ADR	146	2,632
UEM Sunrise	147,519	23,739
		128,352
Total Emerging Markets (cost $18,206,259)		21,070,006

Total Common Stock (cost $105,727,078)		133,183,263

Exchange-Traded Funds – 2.20%
iShares MSCI EAFE ETF	555	32,623

NQ-448 [12/18] 2/19 (738383)     15

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Exchange-Traded Funds (continued)
iShares MSCI EAFE Growth ETF	7,680	$530,458
iShares Russell 1000 Growth ETF	31,685	4,147,883
Vanguard FTSE Developed Markets ETF	1,545	57,320
Vanguard Mega Cap Growth ETF	4,790	512,578
Vanguard Russell 1000 Growth ETF	3,875	521,149
Total Exchange-Traded Funds (cost $4,948,018)		5,802,011

Limited Partnership – 0.04%
Brookfield Property Partners	7,208	116,193
Total Limited Partnership (cost $150,626)		116,193

	Principal amount°
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.665% 9/26/33 ●	36,763	39,977
Fannie Mae REMIC Trust
Series 2002-W11 AV1 2.846% (LIBOR01M + 0.34%,
Floor 0.17%) 11/25/32 ●	1,971	1,930
Total Agency Asset-Backed Securities (cost $38,437)		41,907

Agency Collateralized Mortgage Obligations – 6.61%
Fannie Mae Interest Strip
Series 417 C24 3.50% 12/25/42 Σ	210,561	38,715
Series 418 C12 3.00% 8/25/33 Σ	104,385	12,631
Series 419 C2 3.00% 5/25/29 Σ	1,188,364	90,508
Series 419 C3 3.00% 11/25/43 Σ	60,495	10,547
Fannie Mae REMICs
Series 2008-15 SB
4.094% (6.60% minus LIBOR01M, Cap 6.60%)
8/25/36 Σ●	32,056	5,278
Series 2012-51 SA 3.994% (6.50% minus LIBOR01M,
Cap 6.50%) 5/25/42 Σ●	86,914	18,969
Series 2012-60 KI 3.00% 9/25/26 Σ	94,646	5,075
Series 2012-98 MI 3.00% 8/25/31 Σ	186,820	19,952
Series 2012-99 AI 3.50% 5/25/39 Σ	393,591	34,520
Series 2012-118 AI 3.50% 11/25/37 Σ	826,591	84,586
Series 2012-120 CI 3.50% 12/25/31 Σ	336,858	27,270
Series 2012-120 WI 3.00% 11/25/27 Σ	65,002	5,555
Series 2012-121 ID 3.00% 11/25/27 Σ	197,616	18,087
Series 2012-125 MI 3.50% 11/25/42 Σ	396,182	86,032
Series 2012-126 PI 3.50% 7/25/42 Σ	227,119	28,787
Series 2012-129 PZ 3.50% 12/25/42	71,740	70,850
Series 2012-133 NI 4.00% 5/25/42 Σ	135,369	20,593

16     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2012-137 EI 3.00% 12/25/27 Σ	493,174	$39,169
Series 2012-137 QI 3.00% 12/25/27 Σ	450,347	43,107
Series 2012-137 WI 3.50% 12/25/32 Σ	100,726	14,987
Series 2012-139 NS 4.194% (6.70% minus LIBOR01M,
Cap 6.70%) 12/25/42 Σ●	190,522	40,549
Series 2012-146 IO 3.50% 1/25/43 Σ	42,741	8,499
Series 2012-149 IC 3.50% 1/25/28 Σ	33,222	3,255
Series 2013-1 YI 3.00% 2/25/33 Σ	52,310	6,843
Series 2013-4 PL 2.00% 2/25/43	26,000	21,198
Series 2013-7 EI 3.00% 10/25/40 Σ	4,849,231	526,313
Series 2013-14 BI 2.50% 3/25/28 Σ	124,796	9,408
Series 2013-26 ID 3.00% 4/25/33 Σ	223,193	30,925
Series 2013-38 AI 3.00% 4/25/33 Σ	213,338	27,219
Series 2013-44 DI 3.00% 5/25/33 Σ	670,876	93,493
Series 2013-45 PI 3.00% 5/25/33 Σ	436,891	60,505
Series 2013-51 PI 3.00% 11/25/32 Σ	647,776	70,945
Series 2013-55 AI 3.00% 6/25/33 Σ	246,322	30,843
Series 2013-60 CI 3.00% 6/25/31 Σ	1,313,982	99,933
Series 2013-64 KI 3.00% 2/25/33 Σ	1,253,797	164,966
Series 2013-69 IJ 3.00% 7/25/33 Σ	93,846	12,890
Series 2013-69 IO 3.00% 11/25/31 Σ	80,206	7,397
Series 2013-71 ZA 3.50% 7/25/43	103,015	103,011
Series 2013-75 JI 3.00% 9/25/32 Σ	256,254	25,373
Series 2013-92 SA 3.444% (5.95% minus LIBOR01M,
Cap 5.95%) 9/25/43 Σ●	59,123	10,734
Series 2014-59 AI 3.00% 10/25/40 Σ	95,844	10,681
Series 2014-63 KI 3.50% 11/25/33 Σ	145,974	15,572
Series 2014-94 AI 3.00% 10/25/32 Σ	139,645	10,591
Series 2015-28 GI 3.50% 6/25/34 Σ	319,862	38,786
Series 2015-43 PZ 3.50% 6/25/45	11,334	11,213
Series 2015-66 ID 3.50% 5/25/42 Σ	66,268	8,588
Series 2015-71 PI 4.00% 3/25/43 Σ	1,122,556	186,003
Series 2015-89 EZ 3.00% 12/25/45	94,324	85,360
Series 2016-2 HI 3.00% 12/25/41 Σ	348,958	48,765
Series 2016-17 BI 4.00% 2/25/43 Σ	1,837,574	270,487
Series 2016-20 DI 3.50% 4/25/31 Σ	250,482	28,586
Series 2016-24 LI 3.00% 6/25/42 Σ	170,313	20,315
Series 2016-33 DI 3.50% 6/25/36 Σ	129,540	19,215
Series 2016-43 GI 3.00% 4/25/42 Σ	128,608	14,980
Series 2016-54 PI 3.00% 2/25/44 Σ	376,866	39,581
Series 2016-60 LI 3.00% 9/25/46 Σ	164,267	22,967
Series 2016-61 ML 3.00% 9/25/46	21,000	19,806

NQ-448 [12/18] 2/19 (738383)     17

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-62 IC 3.00% 3/25/43 Σ	148,587	$16,279
Series 2016-62 SA
3.494% (6.00% minus LIBOR01M, Cap 6.00%)
9/25/46 Σ●	325,127	62,014
Series 2016-71 PI 3.00% 10/25/46 Σ	82,995	11,540
Series 2016-72 AZ 3.00% 10/25/46	422,547	393,565
Series 2016-74 GS 3.494% (6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 Σ●	3,038,292	545,758
Series 2016-80 BZ 3.00% 11/25/46	561,280	497,283
Series 2016-80 JZ 3.00% 11/25/46	51,219	46,989
Series 2016-83 PI 3.50% 7/25/45 Σ	76,883	11,643
Series 2016-90 CI 3.00% 2/25/45 Σ	2,427,484	312,299
Series 2016-95 IO 3.00% 12/25/46 Σ	4,255,382	765,561
Series 2016-95 US 3.494% (6.00% minus LIBOR01M,
Cap 6.00%) 12/25/46 Σ●	4,169,958	757,471
Series 2016-99 DI 3.50% 1/25/46 Σ	84,135	15,194
Series 2016-99 TI 3.50% 3/25/36 Σ	184,773	24,484
Series 2016-101 ZP 3.50% 1/25/47	35,389	34,476
Series 2016-105 SA 3.494% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/47 Σ●	73,614	12,919
Series 2017-6 NI 3.50% 3/25/46 Σ	262,895	49,158
Series 2017-15 NI 3.50% 3/25/42 Σ	343,337	39,724
Series 2017-15 NZ 3.50% 3/25/47	6,397	6,328
Series 2017-16 SM 3.544% (6.05% minus LIBOR01M,
Cap 6.05%) 3/25/47 Σ●	265,032	54,431
Series 2017-17 LI 3.00% 4/25/37 Σ	152,049	12,606
Series 2017-24 AI 3.00% 8/25/46 Σ	232,642	31,769
Series 2017-25 BL 3.00% 4/25/47	6,000	5,706
Series 2017-40 GZ 3.50% 5/25/47	14,840	14,863
Series 2017-45 IJ 3.00% 11/25/46 Σ	115,734	14,139
Series 2017-46 BI 3.00% 4/25/47 Σ	145,872	21,211
Series 2017-59 KI 3.00% 3/25/47 Σ	323,246	44,222
Series 2017-61 TB 3.00% 8/25/44	10,000	9,504
Series 2017-64 JI 3.50% 7/25/42 Σ	343,234	42,047
Series 2017-67 BZ 3.00% 9/25/47	6,245	5,607
Series 2017-88 EI 3.00% 11/25/47 Σ	204,211	35,532
Series 2017-88 IE 3.00% 11/25/47 Σ	119,669	17,066
Series 2017-94 CZ 3.50% 11/25/47	13,541	12,827
Series 2017-99 DZ 3.50% 12/25/47	31,158	30,202
Series 2017-99 IE 3.00% 12/25/47 Σ	182,200	26,224
Series 2017-108 AZ 3.50% 1/25/58	15,534	14,882
Series 2017-111 GZ 3.00% 1/25/48	10,304	9,173
Series 2018-15 GZ 3.00% 3/25/48	45,112	40,736

18     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2018-31 KQ 3.50% 5/25/48	15,000	$14,571
Freddie Mac REMICs
Series 4015 MY 3.50% 3/15/42	30,000	29,738
Series 4050 EI 4.00% 2/15/39 Σ	168,674	15,003
Series 4092 AI 3.00% 9/15/31 Σ	178,062	17,558
Series 4100 EI 3.00% 8/15/27 Σ	175,836	15,049
Series 4106 EI 3.50% 4/15/41 Σ	95,033	11,099
Series 4109 AI 3.00% 7/15/31 Σ	363,550	33,099
Series 4120 MI 3.00% 10/15/32 Σ	47,503	6,822
Series 4135 AI 3.50% 11/15/42 Σ	48,803	10,186
Series 4146 IA 3.50% 12/15/32 Σ	151,653	23,303
Series 4151 BI 2.50% 1/15/43 Σ	270,214	44,552
Series 4159 NI 2.50% 7/15/42 Σ	228,677	20,475
Series 4161 IM 3.50% 2/15/43 Σ	147,251	29,473
Series 4180 PI 3.00% 3/15/33 Σ	858,502	112,869
Series 4181 DI 2.50% 3/15/33 Σ	119,146	14,254
Series 4184 GS
3.665% (6.12% minus LIBOR01M, Cap 6.12%)
3/15/43 Σ●	169,433	34,571
Series 4185 LI 3.00% 3/15/33 Σ	171,623	24,158
Series 4186 IE 3.00% 3/15/33 Σ	3,370,586	464,379
Series 4191 CI 3.00% 4/15/33 Σ	102,685	14,029
Series 4195 CI 3.00% 4/15/28 Σ	137,804	12,591
Series 4197 LZ 4.00% 4/15/43	37,618	40,136
Series 4203 DI 3.00% 4/15/33 Σ	898,251	74,832
Series 4210 Z 3.00% 5/15/43	69,455	64,178
Series 4223 HI 3.00% 4/15/30 Σ	808,568	51,370
Series 4342 CI 3.00% 11/15/33 Σ	99,338	11,696
Series 4366 DI 3.50% 5/15/33 Σ	426,524	48,734
Series 4433 DI 3.00% 8/15/32 Σ	1,570,332	147,651
Series 4451 DI 3.50% 10/15/39 Σ	371,456	39,645
Series 4476 GI 3.00% 6/15/41 Σ	410,841	50,169
Series 4487 ZC 3.50% 6/15/45	837,625	815,951
Series 4518 CI 3.50% 6/15/42 Σ	907,883	111,800
Series 4527 CI 3.50% 2/15/44 Σ	122,164	19,284
Series 4531 PZ 3.50% 11/15/45	172,636	162,991
Series 4567 LI 4.00% 8/15/45 Σ	1,876,860	339,542
Series 4574 AI 3.00% 4/15/31 Σ	692,929	84,824
Series 4580 MI 3.50% 2/15/43 Σ	222,545	29,329
Series 4581 LI 3.00% 5/15/36 Σ	131,588	17,707
Series 4618 SA 3.545% (6.00% minus LIBOR01M, Cap
6.00%) 9/15/46 Σ●	164,344	32,061

NQ-448 [12/18] 2/19 (738383)     19

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4622 HI 3.00% 11/15/43 Σ	326,986	$40,018
Series 4623 MS 3.545% (6.00% minus LIBOR01M, Cap
6.00%) 10/15/46 Σ●	301,647	51,488
Series 4623 WI 4.00% 8/15/44 Σ	359,151	54,348
Series 4625 PZ 3.00% 6/15/46	1,067	961
Series 4627 PI 3.50% 5/15/44 Σ	79,665	9,694
Series 4629 KB 3.00% 11/15/46	390,000	368,189
Series 4643 QI 3.50% 9/15/45 Σ	629,304	106,577
Series 4648 MZ 3.00% 6/15/46	1,059	958
Series 4648 SA 3.545% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/47 Σ●	4,487,816	818,393
Series 4655 WI 3.50% 8/15/43 Σ	233,144	33,828
Series 4656 HI 3.50% 5/15/42 Σ	195,973	23,784
Series 4657 JZ 3.50% 2/15/47	5,331	4,986
Series 4657 WI 3.50% 3/15/42 Σ	66,215	6,842
Series 4660 GI 3.00% 8/15/43 Σ	236,568	34,158
Series 4663 JI 3.50% 3/15/43 Σ	77,647	9,113
Series 4710 CI 3.50% 12/15/43 Σ	155,512	22,990
Series 4721 HI 3.50% 9/15/42 Σ	135,313	21,521
Series 4753 EZ 3.50% 12/15/47	99,125	96,590
Series 4761 Z 3.50% 12/15/47	25,814	25,552
Freddie Mac Strips
Series 290 IO 3.50% 11/15/32 Σ	93,062	13,518
Series 303 C17 3.50% 1/15/43 Σ	243,367	49,732
Series 304 C38 3.50% 12/15/27 Σ	24,791	2,147
Series 319 S2 3.545% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 Σ●	55,208	10,000
GNMA
Series 2012-61 PI 3.00% 4/20/39 Σ	134,326	7,317
Series 2012-108 KI 4.00% 8/16/42 Σ	85,866	16,270
Series 2013-22 IO 3.00% 2/20/43 Σ	175,850	27,205
Series 2013-113 LY 3.00% 5/20/43	450,000	428,195
Series 2014-12 ZB 3.00% 1/16/44	20,857	19,537
Series 2015-36 PI 3.50% 8/16/41 Σ	262,343	24,491
Series 2015-44 AI 3.00% 8/20/41 Σ	238,344	23,743
Series 2015-74 CI 3.00% 10/16/39 Σ	114,049	13,262
Series 2015-82 EZ 3.50% 6/20/45	101,711	98,701
Series 2015-82 GI 3.50% 12/20/38 Σ	225,305	15,927
Series 2015-111 IH 3.50% 8/20/45 Σ	53,596	6,374
Series 2015-142 AI 4.00% 2/20/44 Σ	81,260	8,818
Series 2016-46 DZ 3.00% 4/20/46	40,078	35,620
Series 2016-75 JI 3.00% 9/20/43 Σ	93,381	10,845

20     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-89 QS 3.58% (6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 Σ●	78,615	$16,922
Series 2016-101 QL 3.00% 7/20/46	1,164,000	1,110,926
Series 2016-108 YL 3.00% 8/20/46	1,652,650	1,609,090
Series 2016-118 DI 3.50% 3/20/43 Σ	155,993	20,904
Series 2016-120 IA 3.00% 2/20/46 Σ	270,836	33,157
Series 2016-126 NS 3.63% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	81,854	14,833
Series 2016-135 JI 3.00% 7/20/46 Σ	81,197	12,701
Series 2016-146 KS 3.63% (6.10% minus LIBOR01M,
Cap 6.10%) 10/20/46 Σ●	74,850	14,640
Series 2016-149 GI 4.00% 11/20/46 Σ	272,679	55,536
Series 2016-156 AI 3.00% 12/20/42 Σ	90,692	9,029
Series 2016-160 VZ 2.50% 11/20/46	56,884	45,235
Series 2016-171 IO 3.00% 7/20/44 Σ	69,085	8,159
Series 2016-171 IP 3.00% 3/20/46 Σ	721,129	89,016
Series 2017-10 IB 4.00% 1/20/47 Σ	73,314	15,944
Series 2017-10 KZ 3.00% 1/20/47	1,059	928
Series 2017-11 IM 3.00% 5/20/42 Σ	148,011	15,347
Series 2017-19 AY 3.00% 2/20/47	15,000	14,297
Series 2017-25 WZ 3.00% 2/20/47	919,127	822,769
Series 2017-36 ZC 3.00% 3/20/47	64,284	57,678
Series 2017-52 LE 3.00% 1/16/47	188,000	175,493
Series 2017-56 GZ 3.50% 4/20/47	4,240	3,947
Series 2017-56 JZ 3.00% 4/20/47	6,307	5,689
Series 2017-80 AS 3.73% (6.20% minus LIBOR01M,
Cap 6.20%) 5/20/47 Σ●	129,999	24,816
Series 2017-101 HD 3.00% 1/20/47	30,000	28,627
Series 2017-113 LB 3.00% 7/20/47	20,000	18,768
Series 2017-116 ZL 3.00% 6/20/47	16,694	14,986
Series 2017-117 GI 3.00% 3/20/47 Σ	377,470	58,253
Series 2017-121 IC 3.00% 12/20/45 Σ	398,547	56,500
Series 2017-121 IL 3.00% 2/20/42 Σ	294,913	36,966
Series 2017-134 SD 3.73% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	92,739	18,770
Series 2017-144 EI 3.00% 12/20/44 Σ	83,049	11,378
Series 2017-147 AI 3.50% 3/20/44 Σ	291,256	31,213
Series 2017-163 HS 3.73% (6.20% minus LIBOR01M,
Cap 6.20%) 11/20/47 Σ●	94,076	16,979
Series 2017-163 JI 4.00% 7/20/47 Σ	234,888	44,250
Series 2018-1 HB 2.50% 1/20/48	15,000	12,953
Series 2018-1 SA 3.73% (6.20% minus LIBOR01M, Cap
6.20%) 1/20/48 Σ●	265,135	45,922

NQ-448 [12/18] 2/19 (738383)     21

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2018-1 ST 3.73% (6.20% minus LIBOR01M, Cap
6.20%) 1/20/48 Σ●	96,342	$17,933
Series 2018-8 VZ 3.00% 3/20/47	13,362	11,857
Series 2018-13 PZ 3.00% 1/20/48	92,506	86,883
Series 2018-14 ZE 3.50% 1/20/48	47,498	45,583
Series 2018-15 BI 3.50% 1/20/48 Σ	579,406	100,185
Series 2018-24 HZ 3.00% 2/20/48	10,253	9,267
Series 2018-27 KU 3.50% 5/20/46	17,000	17,221
Series 2018-34 TY 3.50% 3/20/48	10,000	9,858
Series 2018-46 AS 3.73% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	97,554	20,069
Total Agency Collateralized Mortgage Obligations (cost $17,976,193)		17,449,293

Agency Commercial Mortgage-Backed Securities – 0.70%
Freddie Mac Multifamily Structured Pass-Through
Certificates
Series K063 A2 3.43% 1/25/27 ◆●	350,000	354,423
FREMF Mortgage Trust
Series 2011-K11 B 144A 4.416% 12/25/48 #●	500,000	512,865
Series 2011-K14 B 144A 5.18% 2/25/47 #●	65,000	67,809
Series 2011-K15 B 144A 4.948% 8/25/44 #●	20,000	20,819
Series 2012-K22 B 144A 3.686% 8/25/45 #●	145,000	147,153
Series 2013-K28 C 144A 3.49% 6/25/46 #●	40,000	39,047
Series 2013-K33 B 144A 3.50% 8/25/46 #●	130,000	129,077
Series 2013-K33 C 144A 3.50% 8/25/46 #●	40,000	38,341
Series 2013-K712 B 144A 3.358% 5/25/45 #●	80,000	79,921
Series 2013-K713 B 144A 3.154% 4/25/46 #●	50,000	49,894
Series 2013-K713 C 144A 3.154% 4/25/46 #●	210,000	209,136
Series 2014-K717 B 144A 3.629% 11/25/47 #●	140,000	141,305
Series 2014-K717 C 144A 3.629% 11/25/47 #●	60,000	60,373
Total Agency Commercial Mortgage-Backed Securities (cost $1,859,903)		1,850,163

Agency Mortgage-Backed Securities – 10.18%
Fannie Mae S.F. 30 yr
4.50% 5/1/39	114,062	119,487
4.50% 2/1/46	541,368	567,279
4.50% 9/1/48	1,833,383	1,910,345
5.00% 7/1/47	1,456,133	1,551,805
5.00% 9/1/48	1,580,461	1,660,336
5.50% 5/1/44	4,241,053	4,569,534
5.50% 8/1/48	28,610	30,822
6.00% 10/1/38	890,305	973,930

22     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 6/1/41	68,256	$74,427
6.00% 7/1/41	2,129,327	2,323,439
6.00% 1/1/42	56,730	62,407
Fannie Mae S.F. 30 yr TBA
5.00% 2/1/49	5,348,000	5,597,714
5.00% 3/1/49	1,300,000	1,358,873
Freddie Mac ARM
2.571% (LIBOR12M + 1.63%, Cap 7.572%) 10/1/46 ●	119,637	117,413
Freddie Mac S.F. 30 yr
3.00% 8/1/48	1,392,543	1,358,505
4.50% 8/1/48	738,736	770,451
5.50% 6/1/41	966,742	1,051,099
5.50% 9/1/41	56,850	61,306
6.00% 7/1/40	882,323	967,826
GNMA II S.F. 30 yr
5.50% 5/20/37	19,386	20,384
6.00% 2/20/39	22,666	24,077
6.00% 2/20/40	101,451	108,781
6.00% 4/20/46	31,434	34,076
6.50% 6/20/39	38,716	43,233
GNMA II S.F. 30 yr TBA
5.00% 2/20/49	1,468,000	1,525,832
Total Agency Mortgage-Backed Securities (cost $27,064,103)		26,883,381

Collateralized Debt Obligations – 2.57%
AMMC CLO
Series 2015-16A AR 144A 3.696% (LIBOR03M + 1.26%)
4/14/29 #●	270,000	268,521
Apex Credit CLO
Series 2017-1A A1 144A 3.957% (LIBOR03M + 1.47%,
Floor 1.47%) 4/24/29 #●	255,000	254,910
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.526% (LIBOR03M + 1.09%)
1/15/31 #●	350,000	344,522
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.959% (LIBOR03M +
1.49%) 1/20/29 #●	500,000	499,772
CFIP CLO
Series 2017-1A A 144A 3.665% (LIBOR03M + 1.22%)
1/18/30 #●	250,000	248,005
Galaxy XXI CLO
Series 2015-21A AR 144A 3.489% (LIBOR03M + 1.02%)
4/20/31 #●	600,000	588,046

NQ-448 [12/18] 2/19 (738383) 23

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
GoldenTree Loan Management US CLO
Series 2017-1A A 144A 3.689% (LIBOR03M + 1.22%)
4/20/29 #●	500,000	$496,321
KKR Financial CLO
Series 2013-1A A1R 144A 3.726% (LIBOR03M + 1.29%)
4/15/29 #●	300,000	297,750
Mariner CLO 5
Series 2018-5A A 144A 3.60% (LIBOR03M + 1.11%,
Floor 1.11%) 4/25/31 #●	250,000	246,253
MP CLO IV
Series 2013-2A ARR 144A 3.77% (LIBOR03M + 1.28%)
7/25/29 #●	500,000	497,449
Northwoods Capital XV
Series 2017-15A A 144A 4.092% (LIBOR03M + 1.30%)
6/20/29 #●	250,000	248,463
Northwoods Capital XVII
Series 2018-17A A 144A 3.529% (LIBOR03M + 1.06%,
Floor 1.06%) 4/22/31 #●	500,000	491,154
Oaktree CLO
Series 2014-1A A1R 144A 3.908% (LIBOR03M + 1.29%)
5/13/29 #●	400,000	398,181
Octagon Investment Partners XV CLO
Series 2013-1A A1AR 144A 3.66% (LIBOR03M + 1.21%)
7/19/30 #●	250,000	248,859
TIAA CLO II
Series 2017-1A A 144A 3.749% (LIBOR03M + 1.28%)
4/20/29 #●	500,000	497,578
Venture CDO
Series 2016-25A A1 144A 3.959% (LIBOR03M + 1.49%)
4/20/29 #●	100,000	99,773
Venture XXII CLO
Series 2015-22A AR 144A 3.516% (LIBOR03M + 1.08%)
1/15/31 #●	500,000	488,541
Venture XXIV CLO
Series 2016-24A A1D 144A 3.889% (LIBOR03M +
1.42%) 10/20/28 #●	240,000	238,949
Venture XXVIII CLO
Series 2017-28A A2 144A 3.579% (LIBOR03M + 1.11%)
7/20/30 #●	350,000	342,941
Total Collateralized Debt Obligations (cost $6,860,451)		6,795,988

Corporate Bonds – 20.05%
Banking – 4.72%
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	180,375
Banco Santander 3.848% 4/12/23	200,000	194,510

24     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Banco Santander Mexico 144A 4.125% 11/9/22 #		150,000	$148,125
Bank of America
3.30% 8/5/21	AUD	30,000	21,346
3.864% 7/23/24 µ		175,000	174,681
4.183% 11/25/27		20,000	19,270
4.271% 7/23/29 µ		130,000	129,620
5.625% 7/1/20		390,000	403,198
Bank of New York Mellon
2.95% 1/29/23		120,000	118,172
4.625% µψ		200,000	180,250
Barclays 7.75% µψ		200,000	192,884
BNG Bank 3.50% 7/19/27	AUD	40,000	29,395
Branch Banking & Trust 2.25% 6/1/20		780,000	770,349
Citigroup
3.74% (LIBOR03M + 1.10%) 5/17/24 ●		855,000	834,749
3.75% 10/27/23	AUD	83,000	59,613
Citizens Bank 3.70% 3/29/23		250,000	251,425
Citizens Financial Group
2.375% 7/28/21		100,000	97,478
4.30% 12/3/25		160,000	158,140
Compass Bank 3.875% 4/10/25		250,000	240,088
Credit Suisse Group
144A 3.869% 1/12/29 #µ		315,000	293,767
144A 6.25% #µψ		200,000	189,706
Export-Import Bank of Korea 4.00% 6/7/27	AUD	20,000	14,467
Fifth Third Bancorp 2.60% 6/15/22		85,000	82,750
Fifth Third Bank
2.30% 3/15/19		200,000	199,756
3.85% 3/15/26		200,000	197,301
Goldman Sachs Group
5.15% 5/22/45		25,000	23,345
5.20% 12/17/19	NZD	38,000	26,057
6.00% 6/15/20		570,000	590,172
HSBC Holdings 6.50% µψ		200,000	182,000
Huntington Bancshares 2.30% 1/14/22		115,000	111,111
JPMorgan Chase & Co.
3.797% 7/23/24 µ		10,000	10,024
4.35% 8/15/21		860,000	880,349
4.452% 12/5/29 µ		25,000	25,475
KeyBank 3.40% 5/20/26		500,000	480,338
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	460,000	348,989
Manufacturers & Traders Trust 2.50% 5/18/22		250,000	242,954

NQ-448 [12/18] 2/19 (738383)     25

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.75% 5/19/22		200,000	$194,660
5.00% 9/30/21	AUD	78,000	57,975
5.00% 11/24/25		625,000	638,505
PNC Bank 2.70% 11/1/22		250,000	243,056
PNC Financial Services Group 5.00% µψ		210,000	193,725
Regions Financial
2.75% 8/14/22		80,000	77,244
3.80% 8/14/23		75,000	75,190
Royal Bank of Canada 2.75% 2/1/22		310,000	305,161
Santander UK 144A 5.00% 11/7/23 #		600,000	587,180
State Street
3.10% 5/15/23		65,000	63,921
3.30% 12/16/24		260,000	257,775
SunTrust Banks
2.45% 8/1/22		85,000	82,010
2.70% 1/27/22		105,000	102,475
3.00% 2/2/23		70,000	68,670
3.30% 5/15/26		200,000	189,806
4.00% 5/1/25		125,000	125,557
US Bancorp
2.375% 7/22/26		85,000	77,640
3.10% 4/27/26		330,000	312,933
3.15% 4/27/27		30,000	28,787
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ●		380,000	281,675
Wells Fargo & Co. 3.00% 7/27/21	AUD	38,000	26,871
Westpac Banking 5.00% µψ		65,000	54,069
Woori Bank 144A 4.75% 4/30/24 #		200,000	202,379
Zions Bancorp 4.50% 6/13/23		125,000	127,160
			12,476,653
Basic Industry – 1.48%
Anglo American Capital
144A 4.00% 9/11/27 #		400,000	361,824
144A 4.75% 4/10/27 #		200,000	191,840
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ		200,000	204,709
Braskem Netherlands Finance 144A 4.50% 1/10/28 #		200,000	185,602
Builders FirstSource 144A 5.625% 9/1/24 #		100,000	93,125
Cydsa 144A 6.25% 10/4/27 #		200,000	180,750
Dow Chemical
144A 4.80% 11/30/28 #		155,000	158,105
144A 5.55% 11/30/48 #		180,000	182,630

26     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
DowDuPont
4.205% 11/15/23	115,000	$117,713
4.725% 11/15/28	125,000	129,890
5.419% 11/15/48	145,000	151,409
Freeport-McMoRan 6.875% 2/15/23	100,000	103,500
Georgia-Pacific 8.00% 1/15/24	355,000	426,458
Mexichem 144A 5.50% 1/15/48 #	200,000	172,500
Nucor 3.95% 5/1/28	105,000	103,649
OCP 144A 4.50% 10/22/25 #	200,000	192,146
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	182,779
Standard Industries 144A 5.00% 2/15/27 #	250,000	219,375
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	222,038
Westrock
144A 4.65% 3/15/26 #	80,000	81,381
144A 4.90% 3/15/29 #	230,000	237,011
		3,898,434
Capital Goods – 0.80%
BWAY Holding 144A 5.50% 4/15/24 #	100,000	94,375
CCL Industries 144A 3.25% 10/1/26 #	125,000	116,849
General Dynamics
3.00% 5/11/21	70,000	70,174
3.375% 5/15/23	260,000	261,939
General Electric
2.10% 12/11/19	25,000	24,569
2.70% 10/9/22	40,000	37,148
5.55% 5/4/20	115,000	116,992
6.00% 8/7/19	225,000	227,460
L3 Technologies
3.85% 6/15/23	70,000	70,174
4.40% 6/15/28	170,000	170,390
Northrop Grumman
2.55% 10/15/22	120,000	116,330
3.25% 8/1/23	170,000	167,467
Nvent Finance 4.55% 4/15/28	210,000	206,256
United Technologies 3.65% 8/16/23	430,000	428,740
		2,108,863
Communications – 1.59%
AT&T
4.30% 2/15/30	60,000	56,861
5.25% 3/1/37	120,000	118,306
British Telecommunications 4.50% 12/4/23	200,000	202,916

NQ-448 [12/18] 2/19 (738383)     27

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Deutsche Telekom International Finance 144A 1.95%
9/19/21 #	615,000	$590,434
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	200,000	196,851
SBA Tower Trust 144A 2.898% 10/15/19 #	110,000	109,353
Sprint 7.875% 9/15/23	144,000	148,140
Sprint Spectrum 144A 4.738% 3/20/25 #	220,000	216,425
Telefonica Emisiones 5.134% 4/27/20	1,430,000	1,459,733
Verizon Communications
2.625% 2/21/20	150,000	149,462
4.329% 9/21/28	65,000	65,436
4.50% 8/10/33	285,000	282,299
Vodafone Group 3.75% 1/16/24	410,000	404,540
VTR Finance 144A 6.875% 1/15/24 #	200,000	200,750
		4,201,506
Consumer Cyclical – 0.89%
Best Buy 4.45% 10/1/28	205,000	196,033
Dollar Tree
3.70% 5/15/23	85,000	83,203
4.00% 5/15/25	185,000	178,174
Ford Motor Credit 4.14% 2/15/23	240,000	228,322
General Motors Financial
3.45% 4/10/22	385,000	372,584
4.35% 4/9/25	55,000	52,185
5.25% 3/1/26	20,000	19,604
Home Depot 3.90% 12/6/28	90,000	92,352
JD.com 3.125% 4/29/21	200,000	193,601
Marriott International
4.15% 12/1/23	465,000	466,259
4.50% 10/1/34	30,000	28,723
Penn National Gaming 144A 5.625% 1/15/27 #	80,000	71,800
Royal Caribbean Cruises 3.70% 3/15/28	245,000	225,889
Scientific Games International 10.00% 12/1/22	110,000	111,786
Toyota Motor 3.669% 7/20/28	25,000	25,348
		2,345,863
Consumer Non-Cyclical – 2.30%
AbbVie 2.50% 5/14/20	830,000	822,277
Anheuser-Busch InBev Finance 2.65% 2/1/21	562,000	552,669
AstraZeneca 3.50% 8/17/23	275,000	273,830
Atento Luxco 1 144A 6.125% 8/10/22 #	70,000	67,900
BAT Capital
2.297% 8/14/20	60,000	58,593
3.222% 8/15/24	240,000	221,309

28     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Bayer US Finance II 144A 4.375% 12/15/28 #	400,000	$382,896
Becton Dickinson & Co. 3.363% 6/6/24	545,000	524,062
Bunge Finance 4.35% 3/15/24	460,000	452,462
Cigna
144A 3.326% (LIBOR03M + 0.89%) 7/15/23 #●	260,000	256,197
144A 3.75% 7/15/23 #	105,000	104,752
144A 4.125% 11/15/25 #	105,000	105,056
Conagra Brands
4.30% 5/1/24	110,000	109,457
4.60% 11/1/25	205,000	206,034
CVS Health
3.70% 3/9/23	570,000	564,407
4.10% 3/25/25	20,000	19,851
General Mills 3.20% 4/16/21	40,000	39,811
HCA 5.375% 2/1/25	135,000	131,963
Hill-Rom Holdings 144A 5.00% 2/15/25 #	100,000	95,500
JBS USA 144A 6.75% 2/15/28 #	50,000	48,937
Keurig Dr Pepper
144A 3.551% 5/25/21 #	180,000	179,823
144A 4.417% 5/25/25 #	100,000	99,718
Mylan 144A 4.55% 4/15/28 #	115,000	107,444
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	135,775
Pernod Ricard 144A 4.45% 1/15/22 #	150,000	153,094
Takeda Pharmaceutical 144A 4.40% 11/26/23 #	210,000	212,515
UnitedHealth Group
3.50% 2/15/24	65,000	65,457
3.70% 12/15/25	40,000	40,455
Universal Health Services 144A 5.00% 6/1/26 #	40,000	39,000
		6,071,244
Energy – 1.72%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	195,799
BP Capital Markets America 3.796% 9/21/25	390,000	392,393
Concho Resources 4.30% 8/15/28	50,000	49,035
Ecopetrol 5.875% 9/18/23	35,000	36,575
Enbridge
6.00% 1/15/77 µ	90,000	81,364
6.25% 3/1/78 µ	70,000	63,171
Enbridge Energy Partners
4.375% 10/15/20	75,000	75,893
5.20% 3/15/20	15,000	15,323
Energy Transfer Operating
4.75% 1/15/26	50,000	48,691

NQ-448 [12/18] 2/19 (738383)     29

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer Operating
6.625% µψ	215,000	$177,778
9.70% 3/15/19	151,000	152,802
Enterprise Products Operating 4.80% 2/1/49	45,000	43,947
Gulfport Energy 6.00% 10/15/24	110,000	97,900
Kinder Morgan 5.20% 3/1/48	105,000	100,863
Marathon Oil
2.80% 11/1/22	160,000	150,404
4.40% 7/15/27	65,000	61,905
MPLX
4.00% 3/15/28	15,000	14,094
4.50% 4/15/38	20,000	17,540
4.80% 2/15/29	50,000	50,007
4.875% 12/1/24	325,000	331,210
Murphy Oil 6.875% 8/15/24	185,000	184,450
Noble Energy
3.85% 1/15/28	150,000	136,056
3.90% 11/15/24	65,000	63,041
4.95% 8/15/47	40,000	34,775
5.05% 11/15/44	40,000	34,612
ONEOK 7.50% 9/1/23	330,000	375,308
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	202,728
Petrobras Global Finance 7.375% 1/17/27	70,000	72,065
Rio Energy 144A 6.875% 2/1/25 #	150,000	111,750
Sabine Pass Liquefaction
5.625% 3/1/25	290,000	301,649
5.75% 5/15/24	100,000	104,926
5.875% 6/30/26	125,000	132,600
Shell International Finance 2.875% 5/10/26	120,000	115,095
Southwestern Energy 7.75% 10/1/27	50,000	47,750
Tecpetrol 144A 4.875% 12/12/22 #	135,000	124,875
Transcanada Trust 5.875% 8/15/76 µ	110,000	103,741
Williams
3.75% 6/15/27	105,000	99,729
4.55% 6/24/24	90,000	90,972
YPF 144A 51.00% (BADLARPP + 4.00%) 7/7/20 #●	105,000	42,672
		4,535,488
Financials – 0.79%
AerCap Ireland Capital 3.65% 7/21/27	300,000	260,466
Air Lease
3.00% 9/15/23	190,000	178,595
3.625% 4/1/27	55,000	49,303

30     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
Aviation Capital Group
144A 3.50% 11/1/27 #	190,000	$172,049
144A 4.375% 1/30/24 #	40,000	40,094
144A 4.875% 10/1/25 #	55,000	55,035
144A 6.75% 4/6/21 #	60,000	63,705
Charles Schwab
3.20% 1/25/28	50,000	48,002
3.25% 5/21/21	85,000	85,440
3.85% 5/21/25	90,000	91,917
E*TRADE Financial
3.80% 8/24/27	135,000	127,756
5.875% µψ	110,000	99,275
Intercontinental Exchange 3.45% 9/21/23	235,000	236,142
International Lease Finance 8.625% 1/15/22	150,000	166,869
Jefferies Group
4.15% 1/23/30	75,000	64,494
6.45% 6/8/27	80,000	83,829
6.50% 1/20/43	65,000	66,081
Lazard Group
3.625% 3/1/27	15,000	14,139
3.75% 2/13/25	160,000	155,467
4.50% 9/19/28	30,000	30,083
		2,088,741
Insurance – 0.72%
AXA Equitable Holdings
144A 3.90% 4/20/23 #	140,000	138,392
144A 4.35% 4/20/28 #	85,000	80,524
Berkshire Hathaway Finance 2.90% 10/15/20	220,000	220,771
Liberty Mutual Group 144A 4.95% 5/1/22 #	25,000	25,794
MetLife
5.25% µψ	60,000	57,750
6.40% 12/15/36	110,000	112,020
144A 9.25% 4/8/38 #	400,000	506,000
Prudential Financial 5.375% 5/15/45 µ	130,000	122,148
Voya Financial 4.70% 1/23/48 µ	135,000	106,498
Willis North America 3.60% 5/15/24	325,000	317,677
XLIT
4.894% (LIBOR03M + 2.458%) ψ●	100,000	93,558
5.50% 3/31/45	130,000	135,066
		1,916,198

NQ-448 [12/18] 2/19 (738383)     31

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media – 0.84%
CCO Holdings
144A 5.75% 2/15/26 #	100,000	$98,250
144A 5.875% 5/1/27 #	50,000	48,625
Charter Communications Operating
4.50% 2/1/24	145,000	144,933
5.375% 4/1/38	205,000	191,611
Comcast 3.70% 4/15/24	550,000	553,709
Discovery Communications 5.20% 9/20/47	210,000	194,855
Time Warner Cable 7.30% 7/1/38	355,000	386,236
Time Warner Entertainment 8.375% 3/15/23	220,000	251,194
Viacom 4.375% 3/15/43	215,000	171,229
Warner Media 4.85% 7/15/45	185,000	166,122
		2,206,764
Real Estate – 0.86%
American Tower Trust I 144A 3.07% 3/15/23 #	240,000	236,501
Corporate Office Properties
3.60% 5/15/23	135,000	131,122
5.25% 2/15/24	170,000	176,418
Crown Castle International
3.80% 2/15/28	45,000	42,312
5.25% 1/15/23	150,000	155,896
CubeSmart 3.125% 9/1/26	115,000	105,693
Hospitality Properties Trust 4.50% 3/15/25	150,000	146,351
Host Hotels & Resorts
3.75% 10/15/23	130,000	127,640
3.875% 4/1/24	60,000	59,256
4.50% 2/1/26	60,000	59,713
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	145,000	132,675
Kilroy Realty 3.45% 12/15/24	125,000	120,931
LifeStorage 3.50% 7/1/26	130,000	122,128
UDR 4.00% 10/1/25	525,000	524,378
WP Carey 4.60% 4/1/24	125,000	126,993
		2,268,007
Services – 0.03%
Prime Security Services Borrower 144A 9.25% 5/15/23 #	82,000	84,768
		84,768
Technology – 0.57%
Analog Devices 2.95% 1/12/21	40,000	39,667
Baidu 4.375% 3/29/28	200,000	196,431
Broadcom 3.50% 1/15/28	160,000	138,967
Dell International 144A 6.02% 6/15/26 #	90,000	90,579
First Data 144A 5.75% 1/15/24 #	100,000	98,034

32     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Fiserv 3.80% 10/1/23	50,000	$50,362
Marvell Technology Group 4.875% 6/22/28	220,000	214,873
Microchip Technology
144A 3.922% 6/1/21 #	120,000	119,102
144A 4.333% 6/1/23 #	130,000	126,922
NXP
144A 4.125% 6/1/21 #	200,000	198,000
144A 4.875% 3/1/24 #	30,000	30,169
144A 5.35% 3/1/26 #	30,000	30,547
144A 5.55% 12/1/28 #	75,000	76,934
Oracle 2.40% 9/15/23	105,000	100,821
		1,511,408
Transportation – 0.37%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	200,000	178,156
Penske Truck Leasing 144A 3.30% 4/1/21 #	290,000	288,175
Union Pacific 3.50% 6/8/23	110,000	110,313
United Airlines 2014-1
Class A Pass Through Trust 4.00% 4/11/26 ◆	56,389	56,327
United Airlines 2014-2
Class A Pass Through Trust 3.75% 9/3/26 ◆	128,548	125,970
United Parcel Service 5.125% 4/1/19	230,000	231,240
		990,181
Utilities – 2.37%
American Transmission Systems 144A 5.25% 1/15/22 #	410,000	431,132
AmeriGas Partners 5.875% 8/20/26	100,000	91,750
Atlantic City Electric 4.00% 10/15/28	75,000	77,284
Ausgrid Finance
144A 3.85% 5/1/23 #	160,000	159,793
144A 4.35% 8/1/28 #	105,000	104,920
Avangrid 3.15% 12/1/24	170,000	164,285
CenterPoint Energy
3.85% 2/1/24	330,000	331,954
6.125% µψ	130,000	126,913
Cleveland Electric Illuminating 5.50% 8/15/24	140,000	149,810
ComEd Financing III 6.35% 3/15/33	155,000	160,819
Consumers Energy
3.80% 11/15/28	50,000	51,260
4.35% 4/15/49	50,000	52,138
DTE Energy 3.30% 6/15/22	295,000	292,957
Electricite de France 144A 4.50% 9/21/28 #	200,000	194,191
Emera 6.75% 6/15/76 µ	250,000	251,730

NQ-448 [12/18] 2/19 (738383)     33

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Entergy Louisiana
4.00% 3/15/33	90,000	$91,261
4.05% 9/1/23	215,000	220,638
4.95% 1/15/45	15,000	15,349
Evergy 4.85% 6/1/21	90,000	92,381
Exelon 3.95% 6/15/25	35,000	34,663
Kansas City Power & Light 3.65% 8/15/25	270,000	268,911
LG&E & KU Energy 4.375% 10/1/21	650,000	660,915
Mississippi Power 3.95% 3/30/28	135,000	133,561
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	210,000	201,514
5.25% 4/20/46 µ	130,000	129,105
Nevada Power 2.75% 4/15/20	150,000	149,668
New York State Electric & Gas 144A 3.25% 12/1/26 #	60,000	58,270
NiSource 144A 5.65% #µψ	120,000	111,750
NV Energy 6.25% 11/15/20	180,000	189,165
Oglethorpe Power 144A 5.05% 10/1/48 #	155,000	155,700
Pennsylvania Electric 5.20% 4/1/20	15,000	15,378
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	185,538
PSEG Power 3.85% 6/1/23	140,000	140,247
Public Service Co. of Oklahoma 5.15% 12/1/19	385,000	392,175
Sempra Energy 2.90% 2/1/23	295,000	286,908
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	80,000	79,809
		6,253,842
Total Corporate Bonds (cost $54,282,045)		52,957,960

Loan Agreement – 1.53%
American Airlines Tranche B 1st Lien 4.455% (LIBOR01M
+ 2.00%) 12/14/23 ●	296,970	283,235
CityCenter Holdings Tranche B 1st Lien 4.772%
(LIBOR01M + 2.25%) 4/18/24 ●	346,482	329,375
First Data 1st Lien 4.504% (LIBOR01M + 2.00%) 4/26/24 ●	562,508	538,953
Flying Fortress Holdings Tranche B 1st Lien 4.553%
(LIBOR03M + 1.75%) 10/30/22 ●	480,000	471,600
HCA Tranche B11 1st Lien 4.272% (LIBOR01M + 1.75%)
3/18/23 ●	405,821	396,944
Lamar Media Tranche B 1st Lien 4.313% (LIBOR01M +
1.75%) 3/16/25 ●	173,688	169,128
SBA Senior Finance II Tranche B 1st Lien 4.53%
(LIBOR01M + 2.00%) 4/11/25 ●	597,000	574,314
Sprint Communications Tranche B 1st Lien 5.063%
(LIBOR01M + 2.50%) 2/3/24 ●	417,563	399,816

34     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreement (continued)
SS&C European Holdings Tranche B4 1st Lien 4.772%
(LIBOR01M + 2.25%) 4/16/25 ●	51,389	$48,852
SS&C Technologies Tranche B3 1st Lien 4.772%
(LIBOR01M + 2.25%) 4/16/25 ●	135,478	128,607
UPC Financing Partnership Tranche AR 1st Lien 4.955%
(LIBOR01M + 2.50%) 1/15/26 ●	106,519	101,659
WR Grace & Co. Tranche B1 1st Lien 4.553% (LIBOR03M
+ 1.75%) 4/3/25 ●	101,063	98,241
WR Grace & Co. Tranche B2 1st Lien 4.136% (LIBOR03M
+ 1.75%) 4/3/25 ●	173,250	168,413
Zekelman Industries 1st Lien 4.862% (LIBOR02M +
2.25%) 6/14/21 ●	341,267	330,603
Total Loan Agreement (cost $4,160,657)		4,039,740

Municipal Bonds – 0.37%
Bay Area, California Toll Authority
(Build America Bonds) Series S3 6.907% 10/1/50	185,000	263,780
California State Various Purposes
(Build America Bonds) 7.55% 4/1/39	130,000	186,679
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	5,000	5,907
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	105,000	143,780
Oregon State Taxable Pension
5.892% 6/1/27	200,000	232,452
South Carolina Public Service Authority
Series D 4.77% 12/1/45	60,000	62,518
Texas Water Development Board (State Water
Implementation)
5.00% 10/15/46	45,000	50,804
Series A 5.00% 10/15/45	20,000	22,477
Total Municipal Bonds (cost $983,707)		968,397

Non-Agency Asset-Backed Securities – 2.05%
American Express Credit Account Master Trust
Series 2017-2 A 2.905% (LIBOR01M + 0.45%)
9/16/24 ●	335,000	335,368
Series 2017-5 A 2.835% (LIBOR01M + 0.38%)
2/18/25 ●	1,215,000	1,214,514
Series 2018-9 A 2.835% (LIBOR01M + 0.38%)
4/15/26 ●	150,000	148,998
Avis Budget Rental Car Funding AESOP
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	199,414

NQ-448 [12/18] 2/19 (738383)     35

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust
Series 2017-A1 A 2.755% (LIBOR01M + 0.30%)
1/15/22 ●	100,000	$100,048
Citibank Credit Card Issuance Trust
Series 2014-A6 A6 2.15% 7/15/21	200,000	199,176
Series 2017-A9 A9 1.80% 9/20/21	200,000	198,390
Discover Card Execution Note Trust
Series 2018-A3 A3 2.685% (LIBOR01M + 0.23%, Floor
0.23%) 12/15/23 ●	90,000	89,697
Golden Credit Card Trust
Series 2014-2A A 144A 2.905% (LIBOR01M + 0.45%)
3/15/21 #●	100,000	100,009
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	183,000	182,250
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.795% (LIBOR01M + 0.34%)
5/15/23 #●	200,000	199,446
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 3.136% (LIBOR01M + 0.63%,
Floor 0.63%) 9/25/23 #●	75,000	74,972
Nissan Master Owner Trust Receivables
Series 2017-B A 2.885% (LIBOR01M + 0.43%)
4/18/22 ●	1,000,000	999,710
PFS Financing
Series 2018-A A 144A 2.855% (LIBOR01M + 0.40%)
2/15/22 #●	100,000	99,928
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	86,967	85,651
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	99,386	97,614
Series 2017-1 A1 144A 2.75% 10/25/56 #●	64,865	63,443
Series 2017-2 A1 144A 2.75% 4/25/57 #●	67,201	65,716
Series 2018-1 A1 144A 3.00% 1/25/58 #●	86,321	84,727
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	890,242	885,162
Total Non-Agency Asset-Backed Securities
(cost $5,447,159)		5,424,233

Non-Agency Collateralized Mortgage Obligations – 0.71%
Banc of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	1,129	1,032
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	54,684	54,277
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	72,750	75,920
Series 2014-2 B1 144A 3.418% 6/25/29 #●	129,815	129,030

36     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2014-2 B2 144A 3.418% 6/25/29 #●	129,815	$128,251
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	200,000	200,063
Series 2015-4 B1 144A 3.624% 6/25/45 #●	183,997	182,355
Series 2015-4 B2 144A 3.624% 6/25/45 #●	183,997	180,127
Series 2015-5 B2 144A 3.161% 5/25/45 #●	190,089	187,549
Series 2015-6 B1 144A 3.612% 10/25/45 #●	182,547	181,635
Series 2015-6 B2 144A 3.612% 10/25/45 #●	182,547	180,358
Series 2018-4 A15 144A 3.50% 10/25/48 #●	58,885	58,468
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	55,494	54,943
Series 2015-1 B2 144A 3.876% 1/25/45 #●	63,382	63,865
Series 2017-4 A1 144A 3.50% 7/25/47 #●	83,642	82,335
Series 2018-5 A4 144A 3.50% 5/25/48 #●	94,313	93,542
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	4,495	4,343
Series 2006-AR5 2A1 4.139% 4/25/36 ●	13,228	13,054
Total Non-Agency Collateralized Mortgage Obligations (cost $1,843,388)		1,871,147

Non-Agency Commercial Mortgage-Backed Securities – 3.10%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	340,000	336,696
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	180,000	182,154
Series 2015-GC27 A5 3.137% 2/10/48	210,000	206,445
Series 2016-P3 A4 3.329% 4/15/49	140,000	138,007
Series 2017-C4 A4 3.471% 10/12/50	180,000	177,613
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	140,000	138,329
Series 2014-CR19 A5 3.796% 8/10/47	100,000	101,994
Series 2014-CR20 AM 3.938% 11/10/47	345,000	350,298
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	492,589
Series 2015-CR23 A4 3.497% 5/10/48	175,000	175,444
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	255,000	250,488
Series 2016-C3 A5 2.89% 8/10/49	300,000	286,354
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.698% 11/10/46 #●	230,000	240,021
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	100,257
Series 2014-GRCE B 144A 3.52% 6/10/28 #	200,000	199,735
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	230,000	235,714

NQ-448 [12/18] 2/19 (738383)     37

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48		105,000	$106,560
Series 2017-GS6 A3 3.433% 5/10/50		500,000	490,797
Series 2018-GS9 A4 3.992% 3/10/51 ●		500,000	509,708
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48		695,000	704,946
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49		270,000	263,258
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.566% 8/12/37 ●		65,000	66,502
Series 2013-LC11 B 3.499% 4/15/46		125,000	121,746
Series 2015-JP1 A5 3.914% 1/15/49		125,000	127,810
Series 2016-JP2 A4 2.822% 8/15/49		170,000	161,504
Series 2016-JP3 B 3.397% 8/15/49 ●		60,000	56,697
Series 2016-WIKI A 144A 2.798% 10/5/31 #		70,000	68,850
Series 2016-WIKI B 144A 3.201% 10/5/31 #		115,000	113,025
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●		101,519	70,056
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47		130,000	131,865
Series 2015-C23 A4 3.719% 7/15/50		430,000	434,789
Series 2015-C26 A5 3.531% 10/15/48		185,000	184,806
Series 2016-C29 A4 3.325% 5/15/49		125,000	123,026
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●		400,000	378,194
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47		15,000	15,016
Series 2015-NXS3 A4 3.617% 9/15/57		245,000	246,419
Series 2016-BNK1 A3 2.652% 8/15/49		205,000	192,403
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,552,168)			8,180,115

Regional Bonds – 0.07%Δ
Australia – 0.07%
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	236,000	165,913
144A 3.25% 7/21/28 #	AUD	39,000	28,429
			194,342
Total Regional Bonds (cost $206,810)			194,342

38     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

		Principal amount°	Value (US $)
Sovereign Bonds – 0.77%Δ
Argentina – 0.03%
Argentine Republic Government International Bond
5.625% 1/26/22		90,000	$76,275
			76,275
Australia – 0.09%
Australia Government Bond 3.75% 4/21/37	AUD	288,000	235,868
			235,868
Bermuda – 0.07%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	191,234
			191,234
Japan – 0.57%
Japan Bank for International Cooperation 3.259%
(LIBOR03M + 0.57%) 2/24/20 ●		1,500,000	1,508,133
			1,508,133
New Zealand – 0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	29,000	22,845
			22,845
Total Sovereign Bonds (cost $2,082,848)			2,034,355

Supranational Banks – 0.02%
International Bank for Reconstruction & Development
4.625% 10/6/21	NZD	47,000	33,515
International Finance 3.625% 5/20/20	NZD	24,000	16,436
Total Supranational Banks (cost $53,738)			49,951

		Number of shares
Preferred Stock – 0.38%
Morgan Stanley 5.55% µ		35,000	34,011
US Bancorp 3.50% (LIBOR03M + 1.02%) ●		1,000	745,000
USB Realty 3.583% (LIBOR03M + 1.147%) #●		100,000	86,750
Volkswagen 2.82%	EUR	935	149,091
Total Preferred Stock (cost $975,758)			1,014,852

		Principal amount°
Short-Term Investments – 1.03%
Discount Note – 0.17%≠
Federal Home Loan Bank 1.049% 1/2/19		431,908	431,908
			431,908

NQ-448 [12/18] 2/19 (738383)     39

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements – 0.84%
Bank of America Merrill Lynch
2.95%, dated 12/31/18, to be repurchased on 1/2/19,
repurchase
at $269,987 (cash collateralized
of $269,943)	269,943	$269,943
Bank of Montreal
2.60%, dated 12/31/18, to be repurchased on 1/2/19,
repurchase price $742,449 (collateralized by US
government obligations 0.00%–3.75%
1/24/19–2/15/47; market value $757,189)	742,342	742,342
BNP Paribas
2.93%, dated 12/31/18, to be repurchased on 1/2/19,
repurchase price $1,214,056 (collateralized by US
government obligations 0.00%–8.00%
2/15/19–8/15/46; market value $1,238,136)	1,213,858	1,213,858
		2,226,143
US Treasury Obligation – 0.02%≠
US Treasury Bill 1.495% 1/3/19	48,738	48,735
		48,735
Total Short-Term Investments (cost $2,706,758)		2,706,786
Total Value of Securities – 102.82%
(cost $245,919,845)		271,564,077
Liabilities Net of Receivables and Other Assets – (2.82%) ★		(7,440,899)
Net Assets Applicable to 25,860,563 Shares Outstanding – 100.00%		$264,123,178

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2018, the aggregate value of Rule 144A securities was $29,166,787, which represents 11.04% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $110,000 cash collateral held at broker for over the counter swap contracts and $134,154 for centrally cleared swap contracts and $96,000 cash collateral held at broker for futures contracts as of Dec. 31, 2018.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

40     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Dec. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Dec. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	AUD	(1,210)	USD	852	1/3/19	$—
BNYM	CAD	(14,718)	USD	10,781	1/2/19	—
BNYM	CHF	(6,424)	USD	6,514	1/3/19	(23)
BNYM	DKK	(18,837)	USD	2,887	1/2/19	(4)
BNYM	DKK	(31,764)	USD	4,862	1/3/19	(14)
BNYM	EUR	(48,334)	USD	55,244	1/2/19	(146)
BNYM	GBP	(15,105)	USD	19,163	1/2/19	(93)
BNYM	HKD	(55,832)	USD	7,124	1/2/19	(6)
BNYM	HKD	(114,454)	USD	14,611	1/3/19	(6)
BNYM	JPY	(2,430,359)	USD	21,931	1/7/19	(254)
BNYM	SEK	(38,265)	USD	4,239	1/2/19	(78)
BNYM	SEK	(63,798)	USD	7,104	1/3/19	(95)
Total Foreign Currency Exchange Contracts						$(719)

NQ-448 [12/18] 2/19 (738383)     41

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	Japan 10 yr
(4)	Bond	$(5,384,489)	$(5,367,701)	3/13/19	$—	$(16,788)	$(90)
	US Treasury 5
89	yr Notes	10,207,188	10,033,611	3/29/19	173,577	—	22,250
	US Treasury 5
(60)	yr Notes	(6,881,250)	(6,814,752)	3/29/19	—	(66,498)	(15,000)
	US Treasury 10
(98)	yr Notes	(11,957,532)	(11,839,535)	3/20/19	—	(117,997)	(38,282)
	US Treasury 10
48	yr Ultra Notes	6,243,750	6,050,761	3/20/19	192,989	—	22,500
	US Treasury
(15)	Long Bond	(2,190,000)	(2,087,419)	3/20/19	—	(102,581)	(7,031)
Total Futures Contracts			$(10,025,035)		$366,566	$(303,864)	$(15,653)

Swap Contracts

CDS Contracts1

						Variation
Counterparty/				Upfront		Margin
Reference Obligation/		Annual		Payments		Due from
Termination Date/	Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Brokers
Centrally Cleared/
Protection Purchased:
CDX.NA.HY.30[4]
6/20/23-
Quarterly	2,125,000	5.00%	$(65,266)	$(102,119)	$36,854	$(2,821)
Over-The-Counter/
Protection Purchased:
HSBC-CDX.EM.29[5]
6/20/23-
Quarterly	2,000,000	1.00%	73,994	31,496	42,497	—
Total CDS Contracts			$8,728	$(70,623)	$79,351	$(2,821)

42     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

IRS Contracts6

Reference Obligation/
Termination Date/						Variation
Payment Frequency		Fixed / Floating				Margin
(Fixed Rate /	Notional	Interest Rate		Unrealized	Unrealized	Due to
Floating Rate)	Amount[2]	Paid (Received)[7]	Value	Appreciation[3]	Depreciation[3]	Broker
Centrally Cleared:
5 yr IRS
4/3/22-(Semiannually/
Quarterly)	2,105,000	2.066%/(2.398%)	$33,492	$33,492	$—	$(1,795)
7 yr IRS 6/14/24-
(Semiannually/
Quarterly)	3,405,000	1.993%/(2.778%)	102,607	102,607	—	(7,333)
7 yr IRS
2/5/25-(Semiannually/
Quarterly)	8,910,000	2.733%/(2.589%)	(68,982)	—	(68,982)	(22,413)
10 yr IRS 6/27/27-
(Semiannually/
Quarterly)	4,615,000	2.117%/(2.813%)	193,838	193,838	—	(15,321)
10 yr IRS
8/3/28-(Semiannually/
Quarterly)	4,380,000	3.068%/(2.582%)	(137,745)	—	(137,745)	(16,579)
30 yr IRS 6/27/47-
(Semiannually/
Quarterly)	430,000	2.388%/(2.813%)	39,474	39,474	—	(2,467)
30 yr IRS
8/3/48-(Semiannually/
Quarterly)	2,350,000	3.078%/(2.582%)	(116,904)	—	(116,904)	(15,370)
Total IRS Contracts			$45,780	$369,411	$(323,631)	$(81,278)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

[2]Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

NQ-448 [12/18] 2/19 (738383)     43

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

[3]Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of ($133,069).
[4]Markit’s CDX.NA.HY Index is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

[5]Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.

6An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

[7]Rates reset based on LIBOR03M.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BB – Barclays Bank
BNYM – Bank of New York Mellon
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CHF – Swiss Franc
CLO – Collateralized Loan Obligation
CVA – Dutch Certificate
DB – Deutsche Bank
DKK – Danish Krone
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange
IRS – Interest Rate Swap

44     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

Summary of abbreviations (continued):
JPM – JPMorgan
JPY – Japanese Yen
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSCI – Morgan Stanley Capital International
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SEK – Swedish Krona
TBA – To be announced
USD – US Dollar
yr – Year

See accompanying notes.

NQ-448 [12/18] 2/19 (738383)     45

Notes
Delaware Foundation® Moderate Allocation Fund	December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Foundation Funds (Trust) - Delaware Foundation® Moderate Allocation Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services -Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year ended, March 31, 2018.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

46     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-448 [12/18] 2/19 (738383)     47

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Communication Services	$4,420,621	$1,354,532	$—	$5,775,153
Consumer Discretionary	13,249,981	3,297,542	—	16,547,523
Consumer Staples	7,279,982	2,401,481	—	9,681,463
Energy	8,485,611	120,005	—	8,605,616
Financials	15,663,229	2,694,175	—	18,357,404
Healthcare	14,557,637	2,396,959	—	16,954,596
Industrials	9,068,750	5,692,449	516	14,761,715
Information Technology	17,837,386	4,532,843	—	22,370,229
Materials	4,044,150	765,412	—	4,809,562
Real Estate	13,230,150	183,357	—	13,413,507
Utilities	1,767,388	139,107	—	1,906,495
Exchange-Traded Funds	5,802,011	—	—	5,802,011
Limited Partnerships	116,193	—	—	116,193
Corporate Debt	—	59,753,948	—	59,753,948
Municipal Bonds	—	968,397	—	968,397
Non-Agency Commercial Mortgage-Backed
Security	—	61,700,239	—	61,700,239
Loan Agreements	—	4,039,740	—	4,039,740
Foreign Debt	—	2,278,648	—	2,278,648
Preferred Stock[1]	745,000	269,852	—	1,014,852
Short-Term Investments	—	2,706,786	—	2,706,786
Total Value of Securities	$116,268,089	$155,295,472	$516	$271,564,077
Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$—	$—	$—
Futures Contracts	366,566	—	—	366,566
Swap Contracts	—	448,762	—	448,762
Liabilities:
Foreign Currency Exchange Contracts	$—	$(719)	$—	$(719)
Futures Contracts	(303,864)	—	—	(303,864)
Swap Contracts	—	(323,631)	—	(323,631)

48     NQ-448 [12/18] 2/19 (738383)

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	73.41%	26.59%	100.00%

2Foreign currency exchange contract, swap contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instruments at the period end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Dec. 31, 2018, a portion of the Fund’s common stock was categorized as Level 2 investments.

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NQ-448 [12/18] 2/19 (738383)     49

(Unaudited)

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Effective January 25, 2019, the Fund changed it’s name from Delaware Foundation® Moderate Allocation Fund to to Delaware Strategic Allocation Fund and Macquarie Investment Management Austria Kapitalanlage AG became a sub-advisor for the Fund.

Management has determined that no other material events or transactions occurred subsequent to Dec. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

50     NQ-448 [12/18] 2/19 (738383)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: